Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property and Equipment, Net
Schedule of property and equipment, net

Property and equipment, net, consists of the following (in thousands):

	At September 30,	At December 31,
	2021	2020
Laboratory and manufacturing equipment	$22,340	$8,176
Buildings	10,060	4,334
Leasehold improvements	1,648	1,742
Computer equipment and software	471	176
Capitalized software	192	17
Construction in process	26,928	35,551
Property and equipment – at cost	61,639	49,996
Less accumulated depreciation	(3,495)	(3,101)
Property and equipment – net	$58,144	$46,895

	At December 31,
	2020	2019
Laboratory and manufacturing equipment	$8,176	$4,891
Buildings	4,334	2,649
Leasehold improvements	1,742	1,577
Computer equipment and software	176	105
Capitalized software	17	—
Construction in process	35,551	5,619
Property and equipment – at cost	49,996	14,841
Less accumulated depreciation	(3,101)	(2,023)
Property and equipment – net	$46,895	$12,818